Auditors' Remuneration - Schedule of Auditors' Remuneration (Details) (20-F) - AUD ($)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Total remuneration in respect of audit services		$ 288,000	$ 288,200	$ 437,493
Price Water House Coopers [Member]
Statement Line Items [Line Items]
Audit	[1]	288,000	288,200	325,972
Audit related				107,451
Other Audit Firms [Member]
Statement Line Items [Line Items]
Audit				$ 4,070

[1]	Audit fees consist of services that would normally be provided in connection with statutory and regulatory filings or engagements, including services that generally only the independent accountant can reasonably provide.